Document and Entity Information	12 Months Ended
Apr. 29, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	MET INVESTORS SERIES TRUST
Central Index Key	0001126087
Amendment Flag	false
Document Creation Date	Jul 17, 2013
Document Effective Date	Jul 17, 2013
Prospectus Date	Apr 29, 2013

PIONEER STRATEGIC INCOME PORTFOLIO

A SERIES OF MET INVESTOR SERIES TRUST

SUPPLEMENT DATED JULY 17, 2013 TO THE

SUMMARY PROSPECTUS AND PROSPECTUS DATED APRIL 29, 2013

IMPORTANT NOTICE TO INVESTORS

On July 17, 2013, Pioneer Strategic Income Portfolio (the "Portfolio") is expected to begin offering Class B shares, in addition to the Class A and Class E shares already offered. Accordingly, the Portfolio's summary prospectus and prospectus are amended effective July 17, 2013 to add the following disclosure.

Pioneer Strategic Income Portfolio

The cover page of the Portfolio's summary prospectus and prospectus are hereby revised to replace the row listing the Portfolio's share classes with the following:

Class A, Class B and Class E Shares

The cover page of the Portfolio's summary prospectus and prospectus are hereby revised to replace the date of the summary prospectus and prospectus with the following:

April 29, 2013, as supplemented July 17, 2013

In the section "Fees and Expenses of the Portfolio" in the Portfolio's summary prospectus and in the Portfolio Summary section of the Portfolio's prospectus, add Class B shares by replacing the "Annual Portfolio Operating Expenses" table, and the footnotes following the tables, with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fees	0.57%	0.57%	0.57%
Distribution and Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	0.06%	0.06%*	0.06%
Total Annual Portfolio Operating Expenses	0.63%	0.88%	0.78%

*	Estimated.

In the section "Example" in the Portfolio's summary prospectus and in the Portfolio Summary section of the Portfolio's prospectus, add Class B Shares by replacing the table with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$65	$202	$352	$788
Class B	$90	$282	$490	$1,088
Class E	$80	$250	$435	$969

In the section "Past Performance" in the Portfolio's summary prospectus and in the Portfolio Summary section of the Portfolio's prospectus, add Class B shares by replacing the "Average Annual Total Return as of December 31, 2012" table, and the footnotes following the tables, with the following:

	Average Annual Total Return as of December 31, 2012
	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	11.62%	9.04%	9.16%	—	—
Class B*	11.37%	8.79%	8.91%	—	—
Class E	11.45%	N/A	N/A	9.12%	4-28-08
Barclays U.S. Universal Index (reflects no deduction for mutual fund fees or expenses)	5.53%	6.19%	5.59%	—	—

*	Prior to July 17, 2013, there were no Class B shares outstanding for the Portfolio. Accordingly, the performance shown for Class B shares is the performance of Class A shares adjusted to reflect the 0.25% 12b-1 fee of the Class B shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Supplement [Text Block]	mist_SupplementTextBlock

PIONEER STRATEGIC INCOME PORTFOLIO

A SERIES OF MET INVESTOR SERIES TRUST

SUPPLEMENT DATED JULY 17, 2013 TO THE

SUMMARY PROSPECTUS AND PROSPECTUS DATED APRIL 29, 2013

IMPORTANT NOTICE TO INVESTORS

On July 17, 2013, Pioneer Strategic Income Portfolio (the "Portfolio") is expected to begin offering Class B shares, in addition to the Class A and Class E shares already offered. Accordingly, the Portfolio's summary prospectus and prospectus are amended effective July 17, 2013 to add the following disclosure.

Pioneer Strategic Income Portfolio

The cover page of the Portfolio's summary prospectus and prospectus are hereby revised to replace the row listing the Portfolio's share classes with the following:

Class A, Class B and Class E Shares

The cover page of the Portfolio's summary prospectus and prospectus are hereby revised to replace the date of the summary prospectus and prospectus with the following:

April 29, 2013, as supplemented July 17, 2013

In the section "Fees and Expenses of the Portfolio" in the Portfolio's summary prospectus and in the Portfolio Summary section of the Portfolio's prospectus, add Class B shares by replacing the "Annual Portfolio Operating Expenses" table, and the footnotes following the tables, with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fees	0.57%	0.57%	0.57%
Distribution and Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	0.06%	0.06%*	0.06%
Total Annual Portfolio Operating Expenses	0.63%	0.88%	0.78%

*	Estimated.

In the section "Example" in the Portfolio's summary prospectus and in the Portfolio Summary section of the Portfolio's prospectus, add Class B Shares by replacing the table with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$65	$202	$352	$788
Class B	$90	$282	$490	$1,088
Class E	$80	$250	$435	$969

In the section "Past Performance" in the Portfolio's summary prospectus and in the Portfolio Summary section of the Portfolio's prospectus, add Class B shares by replacing the "Average Annual Total Return as of December 31, 2012" table, and the footnotes following the tables, with the following:

	Average Annual Total Return as of December 31, 2012
	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	11.62%	9.04%	9.16%	—	—
Class B*	11.37%	8.79%	8.91%	—	—
Class E	11.45%	N/A	N/A	9.12%	4-28-08
Barclays U.S. Universal Index (reflects no deduction for mutual fund fees or expenses)	5.53%	6.19%	5.59%	—	—

*	Prior to July 17, 2013, there were no Class B shares outstanding for the Portfolio. Accordingly, the performance shown for Class B shares is the performance of Class A shares adjusted to reflect the 0.25% 12b-1 fee of the Class B shares.

Pioneer Strategic Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mist_SupplementTextBlock

PIONEER STRATEGIC INCOME PORTFOLIO

A SERIES OF MET INVESTOR SERIES TRUST

SUPPLEMENT DATED JULY 17, 2013 TO THE

SUMMARY PROSPECTUS AND PROSPECTUS DATED APRIL 29, 2013

IMPORTANT NOTICE TO INVESTORS

On July 17, 2013, Pioneer Strategic Income Portfolio (the "Portfolio") is expected to begin offering Class B shares, in addition to the Class A and Class E shares already offered. Accordingly, the Portfolio's summary prospectus and prospectus are amended effective July 17, 2013 to add the following disclosure.

Pioneer Strategic Income Portfolio

The cover page of the Portfolio's summary prospectus and prospectus are hereby revised to replace the row listing the Portfolio's share classes with the following:

Class A, Class B and Class E Shares

The cover page of the Portfolio's summary prospectus and prospectus are hereby revised to replace the date of the summary prospectus and prospectus with the following:

April 29, 2013, as supplemented July 17, 2013

In the section "Fees and Expenses of the Portfolio" in the Portfolio's summary prospectus and in the Portfolio Summary section of the Portfolio's prospectus, add Class B shares by replacing the "Annual Portfolio Operating Expenses" table, and the footnotes following the tables, with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fees	0.57%	0.57%	0.57%
Distribution and Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	0.06%	0.06%*	0.06%
Total Annual Portfolio Operating Expenses	0.63%	0.88%	0.78%

*	Estimated.

In the section "Example" in the Portfolio's summary prospectus and in the Portfolio Summary section of the Portfolio's prospectus, add Class B Shares by replacing the table with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$65	$202	$352	$788
Class B	$90	$282	$490	$1,088
Class E	$80	$250	$435	$969

In the section "Past Performance" in the Portfolio's summary prospectus and in the Portfolio Summary section of the Portfolio's prospectus, add Class B shares by replacing the "Average Annual Total Return as of December 31, 2012" table, and the footnotes following the tables, with the following:

	Average Annual Total Return as of December 31, 2012
	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	11.62%	9.04%	9.16%	—	—
Class B*	11.37%	8.79%	8.91%	—	—
Class E	11.45%	N/A	N/A	9.12%	4-28-08
Barclays U.S. Universal Index (reflects no deduction for mutual fund fees or expenses)	5.53%	6.19%	5.59%	—	—

*	Prior to July 17, 2013, there were no Class B shares outstanding for the Portfolio. Accordingly, the performance shown for Class B shares is the performance of Class A shares adjusted to reflect the 0.25% 12b-1 fee of the Class B shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2012
Pioneer Strategic Income Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.63%
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	352
10 Years	rr_ExpenseExampleYear10	788
1 Year	rr_AverageAnnualReturnYear01	11.62%
5 Years	rr_AverageAnnualReturnYear05	9.04%
10 Years	rr_AverageAnnualReturnYear10	9.16%
Since Inception	rr_AverageAnnualReturnSinceInception
Pioneer Strategic Income Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	282
5 Years	rr_ExpenseExampleYear05	490
10 Years	rr_ExpenseExampleYear10	1,088
1 Year	rr_AverageAnnualReturnYear01	11.37%	[2]
5 Years	rr_AverageAnnualReturnYear05	8.79%	[2]
10 Years	rr_AverageAnnualReturnYear10	8.91%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Pioneer Strategic Income Portfolio | Class E
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	80
3 Years	rr_ExpenseExampleYear03	250
5 Years	rr_ExpenseExampleYear05	435
10 Years	rr_ExpenseExampleYear10	969
1 Year	rr_AverageAnnualReturnYear01	11.45%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Pioneer Strategic Income Portfolio | Barclays U.S. Universal Index (reflects no deduction for mutual fund fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	6.19%
10 Years	rr_AverageAnnualReturnYear10	5.59%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	Estimated.
[2]	Prior to July 17, 2013, there were no Class B shares outstanding for the Portfolio. Accordingly, the performance shown for Class B shares is the performance of Class A shares adjusted to reflect the 0.25% 12b-1 fee of the Class B shares.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Document Creation Date	dei_DocumentCreationDate	Jul 17, 2013